NOTE 20 RESTATEMENT OF THE YEAR ENDED DECEMBER 31, 2012 (Details) - Schedule of Restated Financial Information (USD $)	12 Months Ended										114 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2013
Revenues
Revenue	$ 0	$ 0									$ 0
Cost of Revenue	0	0									0
Gross Profit	0	0									0
Operating Expenses
Commissions & Consulting Fees	4,800	9,000									316,800
General & Administrative Costs	342,469	339,524									9,503,416
Mining Property Costs	847,496	591,926									2,519,847
Impairment Expense	0	5,341	124,343								145,995
Accretion Expense	574	513									1,330
Professional Services	117,712	79,714									368,144
Total Operating Expenses	1,412,211	1,124,691									13,113,925
Net Operating Loss	(1,412,211)	(1,124,691)									(13,113,925)
Loss From Continuing Operations	(2,059,305)	(2,119,706)									(14,861,557)
Loss From Discontinued Operations	0	0									(673,596)
Net Loss	(2,059,305)	(2,119,706)	(1,045,749)	(287,345)	(786,979)	(328,478)	(1,490,871)	(5,504,237)	(1,816,896)	(95,587)	(15,535,153)
Accretion of Discount on Redeemable Common Stock	(52,346)	(29,516)									(81,862)
Interest on Redeemable Common Stock	(50,922)	(22,701)	(247)								(73,870)
Net Loss Attributable to Common Shareholders	(2,162,573)	(2,171,923)									(15,689,911)
Unrealized Loss on Available For Sale Securities	9,950	(12,500)			(22,780)	22,780					(2,550)
Total Comprehensive Loss	(2,152,623)	(2,184,423)									(15,692,461)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic) (in Shares)	114,375,322	99,799,411
Basic Net Gain (Loss) per Share (in Dollars per share)	$ (0.02)	$ (0.02)
Gain on Mineral Claim Sales	243,499	4,500									471,243
Other Income from Mineral Claims	1,094	0									1,094
Interest Income	543	831									2,015
Interest Expense	(754,250)	(644,773)									(1,661,209)
Gain/Loss on Derivative Liability	(52,581)	(386,833)									(439,414)
Bad Debt (Expense) / Recovery	0	0									(48,167)
Loss on Settlement	0	0									(62,095)
Other Expense	0	(2,222)									(2,222)
Realized Gain (Loss) on Investment	0	0									(97,109)
Net Other Income (Expenses)	(647,094)	(995,015)									(1,747,632)
Scenario, Previously Reported [Member]
Revenues
Revenue		0
Cost of Revenue		0
Gross Profit		0
Operating Expenses
Commissions & Consulting Fees		9,000
General & Administrative Costs		339,524
Mining Property Costs		591,926
Depreciation Expense		98,673
Impairment Expense		5,341
Accretion Expense		513
Professional Services		79,714
Total Operating Expenses		1,124,691
Net Operating Loss		(1,124,691)
Loss From Continuing Operations		(2,119,706)
Loss From Discontinued Operations		0
Net Loss		(2,119,706)
Accretion of Discount on Redeemable Common Stock		0
Interest on Redeemable Common Stock		0
Net Loss Attributable to Common Shareholders		(2,119,706)
Unrealized Loss on Available For Sale Securities		(12,500)
Total Comprehensive Loss		(2,132,206)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic) (in Shares)		99,799,411
Basic Net Gain (Loss) per Share (in Dollars per share)		$ (0.02)
Gain on Mineral Claim Sales		4,500
Other Income from Mineral Claims		32,500
Interest Income		831
Interest Expense		(644,773)
Gain/Loss on Derivative Liability		(386,833)
Loss on Conversion of Debt		0
Bad Debt (Expense) / Recovery		982
Loss on Settlement		0
Other Expense		(2,222)
Realized Gain (Loss) on Investment		0
Net Other Income (Expenses)		(995,015)
Scenario, Adjustment [Member]
Revenues
Revenue		0
Cost of Revenue		0
Gross Profit		0
Operating Expenses
General & Administrative Costs		0
Mining Property Costs		0
Depreciation Expense		0
Impairment Expense		0
Accretion Expense		0
Professional Services		0
Total Operating Expenses		0
Net Operating Loss		0
Loss From Continuing Operations		0
Loss From Discontinued Operations		0
Net Loss		0
Accretion of Discount on Redeemable Common Stock		(29,516)
Interest on Redeemable Common Stock		(22,701)
Net Loss Attributable to Common Shareholders		(52,217)
Unrealized Loss on Available For Sale Securities		0
Total Comprehensive Loss		0
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic) (in Shares)		0
Basic Net Gain (Loss) per Share (in Dollars per share)		$ 0
Other Income from Mineral Claims		0
Interest Income		0
Interest Expense		0
Gain/Loss on Derivative Liability		0
Loss on Conversion of Debt		0
Bad Debt (Expense) / Recovery		0
Loss on Settlement		0
Other Expense		0
Realized Gain (Loss) on Investment		0
Net Other Income (Expenses)		0
Scenario, Actual [Member]
Revenues
Revenue		0
Cost of Revenue		0
Gross Profit		0
Operating Expenses
Commissions & Consulting Fees		9,000
General & Administrative Costs		339,524
Mining Property Costs		591,926
Depreciation Expense		98,673
Impairment Expense		5,341
Accretion Expense		513
Professional Services		79,714
Total Operating Expenses		1,124,691
Net Operating Loss		(1,124,691)
Loss From Continuing Operations		(2,119,706)
Loss From Discontinued Operations		0
Net Loss		(2,119,706)
Accretion of Discount on Redeemable Common Stock		(29,516)
Interest on Redeemable Common Stock		(22,701)
Net Loss Attributable to Common Shareholders		(2,171,923)
Unrealized Loss on Available For Sale Securities		(12,500)
Total Comprehensive Loss		(2,184,423)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic) (in Shares)		99,799,411
Basic Net Gain (Loss) per Share (in Dollars per share)		$ (0.02)
Gain on Mineral Claim Sales		4,500
Other Income from Mineral Claims		32,500
Interest Income		831
Interest Expense		(644,773)
Gain/Loss on Derivative Liability		(386,833)
Loss on Conversion of Debt		0
Bad Debt (Expense) / Recovery		982
Loss on Settlement		0
Other Expense		(2,222)
Realized Gain (Loss) on Investment		0
Net Other Income (Expenses)		$ (995,015)